Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund	June 30, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)

	$		$
	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 60.7% ¤
CORPORATE BONDS & NOTES 0.1%
BANKING & FINANCE 0.0%
5.000% due 11/30/2027		$1		$0
5.000% due 11/30/2027		4		0
Kaisa Group Holdings Ltd. (5.250% Cash or 6.250% PIK)
5.250% due 12/28/2028 (a)		39		1
Kaisa Group Holdings Ltd. (5.500% Cash or 6.500% PIK)
5.500% due 12/28/2029 (a)		66		2
Kaisa Group Holdings Ltd. (5.750% Cash or 6.750% PIK)
5.750% due 12/28/2030 (a)		82		1
Kaisa Group Holdings Ltd. (6.000% Cash or 7.000% PIK)
6.000% due 12/28/2031 (a)		120		2
Kaisa Group Holdings Ltd. (6.250% Cash or 7.250% PIK)
6.250% due 12/28/2032 (a)		113		2
Kaisa Group Holdings Ltd. (6.721% Cash or 7.721% PIK)
6.721% due 12/28/2028 (a)		27		1

				9

INDUSTRIALS 0.1%
Claritev Corp. (6.000% Cash and 0.750% PIK)
6.750% due 03/31/2031 (a)		623		368

Total Corporate Bonds & Notes (Cost $630)				377

CONVERTIBLE BONDS & NOTES 0.0%
BANKING & FINANCE 0.0%
Kaisa Group Holdings Ltd.
0.000% due 12/31/2026 (d)		23		0
0.000% due 12/31/2027 (d)		29		0
0.000% due 12/31/2028 (d)		47		1
0.000% due 12/31/2029 (d)		47		0
0.000% due 12/31/2030 (d)		58		1
0.000% due 12/31/2031 (d)		58		0
0.000% due 12/31/2032 (d)		110		0

Total Convertible Bonds & Notes (Cost $26)				2

U.S. GOVERNMENT AGENCIES 20.0%
Federal Home Loan Mortgage Corp. REMICS
4.257% due 07/15/2041 •		241		240
4.549% due 04/15/2049 - 12/15/2050 •		346		347
4.578% due 04/25/2055 •		901		908
Federal National Mortgage Association REMICS
4.164% due 03/25/2049 •		177		176
4.429% due 12/25/2047 •		304		304
4.449% due 01/25/2051 •		213		214
4.598% due 08/25/2054 •		38		38
Government National Mortgage Association REMICS
4.259% due 05/20/2074 •		78		79
4.459% due 05/20/2074 •		161		163
4.509% due 09/20/2071 •		1,918		1,939
4.927% due 08/20/2068 •		310		312
Uniform Mortgage-Backed Security, TBA
3.000% due 08/01/2056		7,010		6,110
3.500% due 07/01/2056		800		726
4.500% due 07/01/2056		5,300		5,078
5.000% due 07/01/2056 - 08/01/2056		25,000		24,561
5.500% due 07/01/2056		1,000		1,003
6.000% due 08/01/2056		11,400		11,618
6.500% due 08/01/2056		12,900		13,330

Total U.S. Government Agencies (Cost $67,151)				67,146

U.S. TREASURY OBLIGATIONS 3.6%
U.S. Treasury Bonds
1.375% due 11/15/2040 (i)		2,700		1,746
4.000% due 11/15/2042 (l)		2,050		1,851
4.000% due 11/15/2052		1,550		1,327
4.625% due 02/15/2055		800		760

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
U.S. Treasury Inflation Protected Securities (e)
1.500% due 02/15/2053		2,464		1,874
1.750% due 01/15/2034 (j)		3,249		3,175
U.S. Treasury Notes
4.625% due 02/15/2035 (j)(l)		1,470		1,494

Total U.S. Treasury Obligations (Cost $13,953)				12,227

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.9%
Alliance Bancorp Trust
4.243% due 07/25/2037 •		158		142
Bear Stearns ARM Trust
4.073% due 07/25/2036 ~		36		31
4.329% due 02/25/2036 ~		24		22
4.379% due 08/25/2033 ~		22		21
CHL Mortgage Pass-Through Trust
4.031% due 09/20/2036 ~		38		34
4.403% due 03/25/2035 •		31		30
6.000% due 04/25/2036		143		67
Countrywide Alternative Loan Trust
4.063% due 07/25/2035 •		239		177
4.083% due 09/25/2047 •		56		53
4.744% due 02/25/2036 •		68		63
Impac CMB Trust
4.383% due 04/25/2035 •		38		38
4.408% due 04/25/2035 •		50		49
RALI Trust
6.000% due 12/25/2036		32		27
Structured Adjustable Rate Mortgage Loan Trust
3.851% due 01/25/2035 ~		1		1
Structured Asset Mortgage Investments II Trust
4.254% due 07/19/2035 •		7		7
Towd Point Mortgage Trust
4.050% due 04/25/2055 ~		5,000		4,864
WaMu Mortgage Pass-Through Certificates Trust
4.423% due 01/25/2045 •		813		799

Total Non-Agency Mortgage-Backed Securities (Cost $6,474)				6,425

ASSET-BACKED SECURITIES 5.3%
AUTOMOBILE SEQUENTIAL 0.1%
OneMain Direct Auto Receivables Trust
5.410% due 11/14/2029		221		222
Oscar U.S. Funding XV LLC
5.810% due 12/10/2027		81		81
SCCU Auto Receivables Trust
5.700% due 10/16/2028		49		50

				353

HOME EQUITY OTHER 2.4%
Aames Mortgage Investment Trust
4.243% due 04/25/2036 •		66		63
ACE Securities Corp. Home Equity Loan Trust
4.243% due 06/25/2036 •		97		72
4.663% due 08/25/2035 •		82		81
Argent Mortgage Loan Trust
4.243% due 05/25/2035 •		236		219
Argent Securities Trust
4.063% due 07/25/2036 •		195		178
Countrywide Asset-Backed Certificates
4.263% due 03/25/2037 •		150		149
Countrywide Asset-Backed Certificates Trust
4.043% due 05/25/2035 •		15		14
First NLC Trust
4.543% due 02/25/2036 •		525		521
Fremont Home Loan Trust
4.033% due 10/25/2036 •		345		312
Long Beach Mortgage Loan Trust
4.083% due 09/25/2036 •		1,489		356
4.363% due 01/25/2036 •		882		800
Morgan Stanley Home Equity Loan Trust
4.828% due 05/25/2035 •		1,924		1,917
Popular ABS Mortgage Pass-Through Trust
4.258% due 07/25/2036 •		60		57
Residential Asset Mortgage Products Trust
4.273% due 03/25/2036 •		337		333
Structured Asset Investment Loan Trust
4.483% due 07/25/2035 •		162		155
Structured Asset Securities Corp. Mortgage Loan Trust
4.333% due 10/25/2036 •		29		29
4.558% due 02/25/2036 •		100		99

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
Washington Mutual Asset-Backed Certificates Trust
4.203% due 02/25/2037 •			8,602		2,571

					7,926

HOME EQUITY SEQUENTIAL 1.2%
Chase Funding Trust
4.811% due 11/25/2034 þ			4,275		4,192

MANUFACTURING HOUSE ABS OTHER 0.1%
Lehman ABS Manufactured Housing Contract Trust
7.170% due 04/15/2040 ~			363		347

WHOLE LOAN COLLATERAL 0.6%
Bear Stearns Asset-Backed Securities Trust
4.963% due 06/25/2036 •			1,140		1,171
Citigroup Mortgage Loan Trust, Inc.
4.198% due 11/25/2036 •			176		177
First Franklin Mortgage Loan Trust
4.468% due 11/25/2036 •			644		629

					1,977

OTHER ABS 0.9%
College Avenue Student Loans LLC
3.280% due 12/28/2048			52		49
Gallatin CLO VIII Ltd.
5.025% due 07/15/2031 •			80		80
Navient Private Education Refi Loan Trust
2.600% due 08/15/2068			385		372
5.340% due 11/15/2068 •			107		108
OZLM XXIV Ltd.
5.097% due 07/20/2032 •			34		34
SMB Private Education Loan Trust
1.290% due 07/15/2053			164		157
5.393% due 10/16/2056 •			429		435
5.500% due 06/17/2052			1,418		1,431
Sound Point CLO IX Ltd.
5.147% due 07/20/2032 •			208		208
TCI-Symphony CLO Ltd.
4.950% due 10/13/2032 •			27		27

					2,901

Total Asset-Backed Securities (Cost $17,743)					17,696

SOVEREIGN ISSUES 9.5%
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2026 (d)	BRL		22,300		4,178
0.000% due 04/01/2027 (d)			14,300		2,517
Colombia TES
2.250% due 04/18/2029 (e)	COP		290,314		77
3.000% due 03/25/2033 (e)			41,473		10
6.500% due 01/22/2031 (e)			1,875,012		544
11.000% due 08/22/2029			13,533,500		3,843
11.750% due 01/24/2035			3,759,600		1,080
12.750% due 11/28/2040			4,442,000		1,356
13.250% due 02/09/2033			3,021,000		933
Egypt Government Bonds
21.954% due 03/04/2028	EGP		12,100		239
French Republic Government Bonds OAT
3.250% due 05/25/2055	EUR		600		555
Japan Government Thirty Year Bonds
2.400% due 03/20/2055	JPY		460,000		2,097
2.800% due 06/20/2055			280,000		1,393
Mexico Bonos
8.500% due 03/01/2029	MXN		44,000		2,554
Peru Government Bonds
7.300% due 08/12/2033	PEN		6,300		2,065
Peru Government International Bonds
5.400% due 08/12/2034			3,100		886
Republic of South Africa Government Bonds
8.875% due 02/28/2035	ZAR		90,800		5,745

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2026 (Unaudited)

		$	$
Spain Government Bonds
0.700% due 04/30/2032	EUR	1,800		1,818

Total Sovereign Issues (Cost $31,348)				31,890

		SHARES
COMMON STOCKS 8.3%
COMMUNICATION SERVICES 0.5%
Roku, Inc. (b)		6,100		842
Warner Bros Discovery, Inc. (b)		30,900		824

				1,666

CONSUMER DISCRETIONARY 5.4%
Amazon.com, Inc. (b)		73,910		17,615
Caesars Entertainment, Inc. (b)		20,800		628

				18,243

CONSUMER STAPLES 0.3%
Kenvue, Inc.		51,500		984

FINANCIALS 0.1%
Brighthouse Financial, Inc. (b)		6,100		386
Laurentian Bank of Canada		4,728		134

				520

HEALTH CARE 0.6%
Apogee Therapeutics, Inc. (b)		4,500		597
Nuvalent, Inc. Class A (b)		7,100		877
Organon & Co.		31,500		427

				1,901

INDUSTRIALS 0.4%
Norfolk Southern Corp.		2,208		695
Qube Holdings Ltd.		111,355		393
UniFirst Corp.		1,300		344

				1,432

INFORMATION TECHNOLOGY 0.4%
Qorvo, Inc. (b)		7,100		662
Silicon Laboratories, Inc. (b)		2,500		547

				1,209

MATERIALS 0.1%
Allied Gold Corp. (b)		9,243		220

REAL ESTATE 0.0%
Kaisa Group Holdings Ltd.		383,011		2

UTILITIES 0.5%
AES Corp.		61,000		894
Dominion Energy, Inc.		12,500		854

				1,748

Total Common Stocks (Cost $27,357)				27,925

EXCHANGE-TRADED FUNDS 10.0%
iShares Core S&P 500 ETF		44,810		33,558

Total Exchange-Traded Funds (Cost $33,602)				33,558

		SHARES
SHORT-TERM INSTRUMENTS 2.0%
MUTUAL FUNDS 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class
3.690% (g)		174,130		174

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2026 (Unaudited)

	$	$
	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 1.9%
3.694% due 07/07/2026 - 09/10/2026 (c)(d)(l)	$6,442		6,416

Total Short-Term Instruments (Cost $6,590)			6,590

Total Investments in Securities (Cost $204,874)			203,836

	SHARES
INVESTMENTS IN AFFILIATES 55.6%
MUTUAL FUNDS 40.3% (f)
PIMCO Income Fund	3,102,916		33,698
PIMCO International Bond Fund (U.S. Dollar-Hedged)	6,896,967		67,797
PIMCO Total Return Fund	3,842,731		33,624

Total Mutual Funds (Cost $134,623)			135,119

SHORT-TERM INSTRUMENTS 15.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 15.3%
PIMCO Short Asset Portfolio	3,817,782		37,605
PIMCO Short-Term Floating NAV Portfolio III	1,400,371		13,641

Total Short-Term Instruments (Cost $50,637)			51,246

Total Investments in Affiliates (Cost $185,260)			186,365

Total Investments 116.3% (Cost $390,134)			$390,201
Financial Derivative Instruments (h)(k) 1.5%(Cost or Premiums, net $7,030)			4,932
Other Assets and Liabilities, net (17.8)%			(59,710)

Net Assets 100.0%			$335,423

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2026 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Institutional Class Shares of each Fund.
(g)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (4.6)%
Uniform Mortgage-Backed Security, TBA	2.000%	08/01/2041	$3,800	$(3,471)	$(3,463)
Uniform Mortgage-Backed Security, TBA	2.000	08/01/2056	12,500	(10,021)	(9,980)
Uniform Mortgage-Backed Security, TBA	2.500	07/01/2056	2,400	(2,000)	(2,006)

Total Short Sales (4.6)%				$(15,492)	$(15,449)

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3 Month Euro Euribor Futures	12/2026	56	$15,584	$(23)	$2	$(4)
CBOT Soybean Futures	11/2026	9	515	(14)	2	0
CBOT Soybean Meal Futures	12/2026	40	1,212	(74)	1	0
CBOT Soybean Oil Futures	01/2027	3	117	(5)	0	(2)
CBOT U.S. Long Bond Futures	09/2026	37	4,200	67	0	(24)
CME Live Cattle Futures	10/2026	8	757	1	0	(2)
COMEX Copper Futures	09/2026	1	156	0	2	0
COMEX Gold 100 Troy Ounces Futures	12/2026	1	410	0	0	0
COMEX Silver Futures	09/2026	1	300	(76)	7	0
Eurex 2 Year Euro SCHATZ Futures	09/2026	4	484	0	0	0
Eurex 5 Year Euro BOBL Futures	09/2026	37	4,878	24	0	(3)
Euro-BTP Italian Bond Futures	09/2026	54	7,364	57	0	(4)
ICE Brent Crude Oil Futures	01/2027	3	216	(15)	0	(1)
ICE Gas Oil Futures	12/2026	4	322	(19)	3	0
KCBT Hard Red Winter Wheat Futures	12/2026	7	224	(16)	3	0
LME Lead Futures	07/2026	10	460	(37)	0	0
LME Lead Futures	09/2026	1	47	(3)	23	0
LME Nickel Futures	07/2026	4	387	(51)	0	0
LME Nickel Futures	09/2026	2	195	(31)	17	0
LME Primary Aluminum Futures	07/2026	7	538	(46)	0	0
LME Primary Aluminum Futures	09/2026	6	463	(70)	0	(58)
LME Zinc Futures	07/2026	10	894	81	0	0
LME Zinc Futures	09/2026	9	803	15	15	0
Long Gilt Futures	09/2026	58	6,863	123	10	(35)
Montreal Exchange 10 Year Canadian Bond Futures	09/2026	25	2,135	21	0	0
Montreal Exchange 5 Year Canadian Bond Futures	09/2026	22	1,754	17	0	0
NYBOT CSC C Coffee Futures	12/2026	1	106	8	7	0
NYBOT CSC Cocoa Futures	09/2026	3	152	24	3	0
NYMEX Henry Hub Natural Gas Futures	12/2026	1	44	0	0	0

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2026 (Unaudited)

NYMEX Light Sweet Crude Oil Futures	11/2026	2	137	(21)	0	(2)
NYMEX NY Harbor ULSD Futures	11/2026	1	124	(13)	2	0
NYMEX Reformulated Gasoline Blendstock for Oxygen Blending RBOB Futures	11/2026	6	567	(41)	0	(3)
SFE 3 Year Australian Bond Futures	09/2026	34	2,462	13	1	(2)
Ultra U.S. Treasury Bond Futures	09/2026	4	465	18	0	(3)
White Sugar Futures	09/2026	2	47	2	0	0

				$(84)	$98	$(143)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Adjusted Interest Rate S&P 500 Total Return Index Futures	07/2026	80	$(29,359)	$(559)	$0	$(248)
CBOT 10 Year U.S. Treasury Notes Futures	09/2026	63	(6,923)	(56)	19	0
CBOT 2 Year U.S. Treasury Notes Futures	09/2026	26	(5,359)	7	3	0
CBOT 5 Year U.S. Treasury Notes Futures	09/2026	35	(3,747)	(12)	7	0
CBOT Corn Futures	09/2026	62	(1,292)	143	0	(20)
CBOT Corn Futures	12/2026	21	(458)	30	0	(6)
CBOT Soybean Futures	01/2027	10	(579)	(2)	0	(3)
CBOT Soybean Meal Futures	01/2027	9	(274)	(1)	0	(1)
CBOT Soybean Oil Futures	12/2026	3	(118)	3	2	0
CBOT Wheat Futures	09/2026	16	(471)	53	0	(8)
CBOT Wheat Futures	12/2026	10	(302)	16	0	(4)
CME Lean Hogs Futures	10/2026	13	(426)	(1)	0	(2)
Eurex 10 Year Euro BUND Futures	09/2026	95	(13,822)	(149)	14	0
French Government Bond Futures	09/2026	48	(6,580)	(26)	11	0
KCBT Hard Red Winter Wheat Futures	09/2026	7	(219)	24	0	(4)
LME Lead Futures	07/2026	10	(460)	24	0	0
LME Lead Futures	09/2026	10	(467)	26	0	0
LME Nickel Futures	07/2026	4	(387)	41	0	0
LME Nickel Futures	09/2026	7	(683)	50	0	0
LME Primary Aluminum Futures	07/2026	7	(538)	92	0	0
LME Primary Aluminum Futures	09/2026	1	(77)	0	0	0
LME Zinc Futures	07/2026	10	(894)	(28)	0	0
NYBOT CSC C Coffee Futures	09/2026	2	(222)	(23)	0	(14)
NYBOT CSC Cocoa Futures	12/2026	2	(104)	(34)	0	(2)
NYBOT CSC Number 11 World Sugar Futures	02/2027	37	(653)	13	0	(2)
NYBOT CTN Number 2 Cotton Futures	12/2026	17	(653)	(11)	0	(3)
NYMEX Henry Hub Natural Gas Futures	08/2026	28	(894)	(15)	0	(18)
NYMEX Palladium Futures	09/2026	1	(121)	18	1	0
NYMEX Platinum Futures	10/2026	1	(78)	13	1	0
Robusta Coffee Futures 10-Tonne	09/2026	1	(37)	(1)	0	(1)
SFE 10 Year Australian Bond Futures	09/2026	42	(3,193)	(44)	7	(6)
SGX Asiaclear TSI Iron Ore CFR China 62% FE Fines Index Futures	09/2026	20	(198)	7	0	(1)
TSE Japanese 10 Year Bond Futures	09/2026	14	(11,001)	(27)	40	0
Ultra 10 Year U.S. Treasury Notes Futures	09/2026	49	(5,511)	(113)	19	0

				$(542)	$124	$(343)

Total Futures Contracts				$(626)	$222	$(486)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(1)

									Variation Margin(6)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
CDX.IG-46 10-Year Index	(1.000)%	Quarterly	06/20/2036		$3,500	$2	$(28)	$(26)	$1	$0
CDX.iTraxx Crossover 4 45-Year Index	(5.000)	Quarterly	12/20/2030	EUR	80	(10)	0	(10)	0	0

						$(8)	$(28)	$(36)	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

									Variation Margin(6)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
CDX.iTraxx Main 45 5-Year Index	1.000%	Quarterly	06/20/2031	EUR	160	$3	$1	$4	$0	$0

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2026 (Unaudited)

INTEREST RATE SWAPS

										Variation Margin(6)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay(5)	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	09/16/2028	GBP	11,180	$(162)	$11	$(151)	$0	$(11)
Pay(5)	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	09/16/2031		1,000	(30)	(5)	(35)	0	(1)
Receive(5)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/16/2036		7,300	257	26	283	19	0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/16/2056		430	21	5	26	2	0
Receive(5)	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	09/16/2031	INR	210,530	20	(24)	(4)	0	(3)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/18/2027	JPY	510,000	(6)	1	(5)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	12/17/2027		270,000	(8)	3	(5)	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	06/17/2028		1,011,500	(4)	(9)	(13)	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.600	Annual	09/18/2029		690,000	146	(7)	139	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/18/2030		260,700	(42)	(4)	(46)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/17/2030		190,000	(34)	0	(34)	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.750	Annual	06/17/2031		490,900	7	14	21	2	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2032		660,000	(133)	(46)	(179)	0	(6)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/17/2032		70,000	(22)	(4)	(26)	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2035		290,000	(123)	(42)	(165)	0	(7)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	09/17/2035		160,000	(71)	(20)	(91)	0	(4)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	12/17/2035		170,000	(55)	(25)	(80)	0	(5)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.300	Annual	12/18/2044		260,000	(356)	(54)	(410)	0	(16)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	06/18/2045		20,400	14	7	21	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Annual	12/15/2051		190,000	580	13	593	12	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	06/18/2055		120,000	158	32	190	11	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.250	Annual	09/17/2055		60,000	(60)	(14)	(74)	0	(6)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	2.500	Annual	12/17/2055		280,000	157	113	270	27	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	2.750	Annual	06/17/2056		108,800	43	37	80	11	0
Pay(5)	1-Day SGD-SIBCSORA Compounded-OIS	1.750	Semi-Annual	09/16/2031	SGD	13,960	(107)	54	(53)	0	(2)
Pay(5)	1-Day THB-THOR Compounded-OIS	1.500	Quarterly	09/16/2031	THB	316,020	(166)	107	(59)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/17/2027		$23,100	(52)	252	200	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2028		16,400	(64)	214	150	12	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.000	Annual	09/16/2028		10,800	(209)	1	(208)	0	(10)

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2026 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	02/28/2030		19,500	91	347	438	35	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		12,300	172	(250)	(78)	0	(29)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2031		3,300	(10)	70	60	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/17/2031		1,600	54	(6)	48	4	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	09/16/2031		5,300	145	13	158	17	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032		14,200	189	(336)	(147)	0	(51)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/16/2033		5,700	150	5	155	22	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/15/2035		1,957	5	36	41	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		6,900	(30)	172	142	33	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/15/2036		1,200	(3)	4	1	6	0
Pay	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2036		3,000	91	(91)	0	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036		2,200	67	(19)	48	11	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/16/2036		1,000	(26)	3	(23)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	11/15/2053		1,100	23	21	44	12	0
Receive	1-Day USD-SOFR Compounded-OIS	4.085	Annual	11/15/2053		3,232	6	64	70	34	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.427	Annual	03/20/2055		1,700	23	20	43	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		5,600	262	170	432	60	0
Pay	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2056		1,250	(24)	(16)	(40)	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/17/2056		3,600	171	(54)	117	39	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	09/16/2056		1,000	25	8	33	8	0
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027	BRL	1,500	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		14,000	0	(22)	(22)	1	0
Receive	1-Year BRL-CDI	12.000	Maturity	01/02/2029		5,400	52	5	57	0	(2)
Pay	1-Year BRL-CDI	13.200	Maturity	01/02/2029		12,100	0	(43)	(43)	5	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		9,000	0	(40)	(40)	4	0
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		1,000	0	(4)	(4)	0	0
Pay(5)	3-Month CNY-CNREPOFIX	1.500	Quarterly	09/16/2031	CNY	18,540	(13)	18	5	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	8.610	Quarterly	08/22/2029	COP	9,019,000	(9)	151	142	3	0
Pay	3-Month COP-IBR Compounded-OIS	8.620	Quarterly	01/23/2030		3,076,900	2	(54)	(52)	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	9.630	Quarterly	12/17/2030		34,836,800	478	(257)	221	0	(1)
Receive	3-Month ILS-TELBOR	3.800	Annual	07/04/2030	ILS	22,500	(59)	(104)	(163)	10	0
Pay(5)	3-Month KRW-KORIBOR	3.500	Quarterly	09/16/2031	KRW	12,827,630	(81)	(75)	(156)	17	0
Receive(5)	3-Month MYR-KLIBOR	3.500	Quarterly	09/16/2031	MYR	48,150	37	3	40	25	0
Pay	3-Month ZAR-JIBAR	8.750	Quarterly	03/20/2029	ZAR	34,500	61	15	76	0	(5)
Pay	3-Month ZAR-JIBAR	8.649	Quarterly	04/03/2029		30,300	54	16	70	0	(4)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034	AUD	7,100	52	(126)	(74)	0	(2)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		2,100	26	(56)	(30)	0	(1)
Pay	6-Month CLP-CHILIBOR	4.000	Semi-Annual	09/17/2030		2,700	18	(64)	(46)	0	(1)
Receive	6-Month CLP-CHILIBOR	3.920	Annual	04/21/2030	ILS	25,400	4	(261)	(257)	9	0
Receive	6-Month CZK-PRIBOR	5.225	Annual	07/29/2027	CZK	60	0	0	0	0	0
Pay	6-Month CZK-PRIBOR	3.534	Annual	03/21/2029		278,900	(231)	42	(189)	0	(16)
Pay(5)	6-Month EUR-EURIBOR	2.250	Annual	09/16/2028	EUR	10,200	(166)	58	(108)	0	(6)
Pay	6-Month EUR-EURIBOR	0.081	Annual	02/15/2031		8,700	(891)	(320)	(1,211)	0	(7)
Receive(5)	6-Month EUR-EURIBOR	2.500	Annual	09/16/2031		8,400	193	(82)	111	7	0
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		14,180	(168)	(88)	(256)	0	(19)
Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		3,350	69	(8)	61	4	0
Receive	6-Month HUF-BBR	6.200	Annual	03/20/2029	HUF	2,945,800	(15)	(245)	(260)	10	0
Receive	6-Month PLN-WIBOR	5.020	Annual	03/21/2029	PLN	53,800	(190)	(273)	(463)	0	(22)
Pay	28-Day MXN-TIIE	8.835	Lunar	03/13/2029	MXN	13,700	(5)	31	26	0	(1)

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2026 (Unaudited)

Pay	28-Day MXN-TIIE	9.050	Lunar	12/12/2029		272,900	688	100	788	0	(43)
Receive	CAONREPO	3.500	Semi-Annual	12/18/2026	CAD	2,100	(25)	16	(9)	0	0
Receive	CAONREPO	3.000	Semi-Annual	06/18/2030		9,100	(141)	91	(50)	1	0
Pay	CAONREPO	2.750	Semi-Annual	09/17/2030		1,700	(8)	7	(1)	0	0
Receive	CAONREPO	2.750	Semi-Annual	03/19/2035		3,100	87	(39)	48	1	0
Pay	CAONREPO	3.000	Semi-Annual	09/17/2035		4,600	(40)	25	(15)	0	(2)
Receive	CAONREPO	2.750	Semi-Annual	12/17/2035		1,600	14	18	32	1	0
Pay	CAONREPO	3.250	Semi-Annual	06/18/2055		200	4	(9)	(5)	0	0
Receive	CAONREPO	3.500	Semi-Annual	06/17/2056		500	0	(4)	(4)	0	0

							$877	$(783)	$94	$510	$(329)

Total Swap Agreements							$872	$(810)	$62	$511	$(329)

(I)

Securities with an aggregate market value of $1 have been pledged as collateral as of June 30, 2026 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(j)	Securities with an aggregate market value of $1,999 and cash of $6,472 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026.
(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(6)	Unsettled variation margin asset of $5 and liability of $(35) for closed futures is outstanding at period end.

(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
AZD	07/2026	AUD	25	$	17	$0	$0
	07/2026	CNH	271		40	0	0
	07/2026	NZD	1,105		652	25	0
	07/2026	SGD	55		43	1	0
	07/2026	$	1,095	AUD	1,537	0	(31)
	07/2026		437	GBP	326	0	(5)
	07/2026		560	NZD	992	3	0
	08/2026	NZD	992	$	561	0	(3)
	08/2026	$	17	AUD	25	0	0
	09/2026	IDR	10,433,794	$	579	0	0
BOA	07/2026	BRL	52		10	0	0
	07/2026	COP	405,477		118	0	(1)
	07/2026	IDR	180,561		10	0	0
	07/2026	INR	5,760		61	0	0
	07/2026	JPY	70,399		443	10	0
	07/2026	KRW	423,685		278	4	0
	07/2026	NOK	1,066		110	3	0
	07/2026	PEN	1,255		363	2	(5)
	07/2026	PHP	1,229		20	0	0
	07/2026	$	10	BRL	52	0	0
	07/2026		393	CAD	559	1	0
	07/2026		216	CNH	1,460	0	(1)
	07/2026		111	COP	405,477	8	0
	07/2026		34	ILS	99	0	(1)
	07/2026		110	NOK	1,020	0	(7)
	07/2026		10	THB	326	0	0
	08/2026	HKD	2,736	$	350	0	0
	08/2026	ILS	626		211	0	0
	08/2026	$	38	INR	3,621	0	0
	09/2026	COP	916,182	$	232	0	(31)
	09/2026	INR	11,756		124	0	0
	09/2026	MXN	18,955		1,081	4	0
	09/2026	THB	326		10	0	0
	09/2026	$	365	INR	34,775	0	0
	09/2026		99	MXN	1,734	0	(1)
	09/2026		961	PHP	59,239	0	0
	10/2026	BRL	900	$	165	0	(6)
BPS	07/2026		8,886		1,694	2	(29)
	07/2026	CHF	184		234	6	0
	07/2026	CNH	3,095		457	2	0
	07/2026	COP	1,047,177		296	0	(10)
	07/2026	CZK	2,175		104	2	0

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2026 (Unaudited)

	07/2026	GBP	43		56	0	0
	07/2026	IDR	25,898,385		1,445	1	(1)
	07/2026	ILS	1,306		443	4	0
	07/2026	INR	46,102		480	0	(7)
	07/2026	JPY	205,387		1,284	21	0
	07/2026	KRW	162,186		106	1	0
	07/2026	PEN	193		57	0	0
	07/2026	THB	9,233		282	4	0
	07/2026	TWD	948		30	0	0
	07/2026	$	1,689	BRL	8,886	48	(16)
	07/2026		320	CNY	2,184	1	0
	07/2026		133	COP	483,015	9	0
	07/2026		1,352	IDR	24,210,004	2	(2)
	07/2026		1,421	INR	135,227	8	(1)
	07/2026		552	KRW	844,562	0	(6)
	07/2026		56	PEN	193	0	0
	07/2026		20	PHP	1,232	0	0
	07/2026	ZAR	6,863	$	418	0	0
	08/2026	DKK	322		49	0	0
	08/2026	IDR	3,054,285		170	0	0
	08/2026	ILS	769		264	6	0
	08/2026	$	110	BRL	575	0	0
	08/2026		56	GBP	43	0	0
	08/2026		320	INR	30,413	0	0
	08/2026		30	TWD	949	0	0
	09/2026	IDR	2,362,560	$	130	0	(1)
	09/2026	THB	10,782		332	5	0
	09/2026	$	605	IDR	10,779,824	2	(8)
	09/2026		215	INR	20,445	0	0
	09/2026		159	PEN	548	0	0
	09/2026		158	THB	5,146	0	(2)
	10/2026	BRL	6,400	$	1,173	2	(42)
	12/2026	$	72	IDR	1,304,132	0	0
	04/2027	BRL	2,100	$	396	13	0
BRC	07/2026	COP	12,526,955		3,299	0	(345)
	07/2026	ILS	205		69	0	0
	07/2026	MYR	1,731		426	2	0
	07/2026	NZD	1,605		949	38	0
	07/2026	TRY	1,444		30	0	(1)
	07/2026	$	3,639	COP	12,526,955	5	0
	07/2026		10	IDR	180,545	0	0
	07/2026		30	KRW	46,054	0	0
	07/2026		524	TRY	25,042	7	0
	07/2026	ZAR	33,894	$	2,087	21	0
	09/2026	COP	12,526,955		3,593	0	(7)
	09/2026	IDR	181,513		10	0	0
BSH	07/2026	AUD	112		78	0	0
	07/2026	BRL	300		58	0	0
	07/2026	JPY	154,139		969	21	0
	07/2026	$	60	BRL	300	0	(2)
	07/2026		971	NZD	1,718	5	0
	08/2026	NZD	1,718	$	972	0	(5)
	08/2026	$	78	AUD	112	0	0
	09/2026	COP	607,412	$	166	0	(8)
	09/2026	$	1,747	BRL	8,960	0	(37)
	10/2026	BRL	13,300	$	2,455	0	(66)
	10/2026	$	156	PEN	529	0	(2)
	04/2027	BRL	300	$	57	2	0
CBK	07/2026		414		80	0	0
	07/2026	CNH	67		10	0	0
	07/2026	COP	629,728		180	0	(3)
	07/2026	CZK	11,834		568	11	0
	07/2026	DKK	309		48	1	0
	07/2026	EUR	639		745	15	0
	07/2026	HUF	15,440		49	0	0
	07/2026	IDR	823,888		46	0	0
	07/2026	ILS	1,456		501	12	0
	07/2026	INR	30,289		321	1	0
	07/2026	KRW	105,131		69	1	0
	07/2026	NOK	750		81	5	0
	07/2026	PEN	2,267		654	3	(12)
	07/2026	SEK	2,523		273	13	0
	07/2026	$	80	BRL	414	0	0
	07/2026		413	COP	1,432,787	5	0
	07/2026		129	HUF	39,685	0	(2)
	07/2026		267	IDR	4,798,434	1	0
	07/2026		313	INR	30,289	7	0
	07/2026		118	KRW	179,539	0	(2)
	07/2026		982	PEN	3,349	1	(3)
	07/2026		37	PLN	136	0	(1)
	08/2026	CLP	27,605	$	30	0	0
	08/2026	ILS	2,233		774	23	0
	08/2026	PEN	341		100	0	0
	08/2026	SEK	2		0	0	0
	08/2026	$	59	INR	5,651	0	0
	09/2026	CLP	1,020,441	$	1,161	53	0

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2026 (Unaudited)

	09/2026	COP	1,166,180		317	0	(18)
	09/2026	IDR	8,197,513		454	0	(1)
	09/2026	INR	2,857		30	0	0
	09/2026	PEN	1,497		437	1	0
	09/2026	THB	28,821		889	17	(1)
	09/2026	$	134	IDR	2,397,924	0	(1)
	09/2026		244	MXN	4,314	3	(1)
	09/2026		469	PEN	1,605	0	(1)
	10/2026	COP	421,029	$	120	0	0
	10/2026	PEN	627		185	2	0
	10/2026	$	216	PEN	744	1	0
	11/2026	COP	69,128	$	19	0	(1)
	12/2026	PEN	10,683		3,056	0	(50)
	12/2026	$	187	IDR	3,393,971	1	0
	01/2027	PEN	955	$	282	5	0
DUB	07/2026	COP	770,307		224	0	(1)
	07/2026	CZK	2,350		113	2	0
	07/2026	IDR	629,695		35	0	0
	07/2026	INR	11,900		126	0	0
	07/2026	NOK	909		98	6	0
	07/2026	PEN	632		187	2	0
	07/2026	$	7	AUD	9	0	0
	07/2026		447	COP	1,540,613	3	0
	07/2026		39	IDR	690,148	0	0
	07/2026		84	INR	8,111	2	0
	07/2026		10	PLN	37	0	0
	07/2026	ZAR	15,761	$	974	13	0
	09/2026	IDR	7,799,930		433	0	0
	09/2026	$	163	IDR	2,968,601	1	0
	09/2026		126	INR	11,980	0	0
	12/2026		32	IDR	588,516	0	0
FAR	07/2026	AUD	52	$	36	0	0
	07/2026	CNH	3,079		455	2	0
	07/2026	HUF	51,780		168	1	0
	07/2026	JPY	3,575		22	1	0
	07/2026	PEN	1,493		433	2	(6)
	07/2026	SGD	5,105		4,001	56	0
	07/2026	$	1,494	CNH	10,161	2	0
	07/2026		5,878	JPY	951,009	0	(29)
	07/2026		167	PLN	611	0	(5)
	07/2026		155	SEK	1,501	0	0
	07/2026	ZAR	22,453	$	1,361	0	(8)
	08/2026	CNH	10,138		1,494	0	(2)
	08/2026	ILS	1,073		375	14	0
	08/2026	JPY	948,521		5,878	29	0
	08/2026	SEK	1,499		155	0	0
	08/2026	$	36	AUD	52	0	0
	08/2026		442	PEN	1,495	0	(5)
	09/2026	PEN	796	$	232	0	(1)
	09/2026	$	1,089	INR	104,360	7	0
	09/2026		126	MXN	2,221	0	0
GLM	07/2026	BRL	13,973	$	2,651	21	(76)
	07/2026	CAD	105		74	0	0
	07/2026	CLP	8,952		10	0	0
	07/2026	IDR	5,108,257		285	0	0
	07/2026	INR	10,565		110	0	(2)
	07/2026	KRW	419,102		274	3	0
	07/2026	MYR	2,492		614	4	0
	07/2026	PEN	354		104	0	0
	07/2026	PHP	1,233		20	0	0
	07/2026	$	2,710	BRL	13,973	7	(11)
	07/2026		56	COP	197,703	2	0
	07/2026		285	IDR	5,108,257	1	0
	07/2026		69	KRW	106,552	0	0
	07/2026		29	MYR	119	0	0
	07/2026		104	PEN	354	0	0
	07/2026		20	PLN	74	0	0
	07/2026		50	TWD	1,580	0	(1)
	08/2026		74	CAD	105	0	0
	08/2026		146	INR	14,049	1	0
	09/2026	COP	995,548	$	268	0	(19)
	09/2026	IDR	9,864,754		546	1	(3)
	09/2026	THB	19,737		610	12	0
	09/2026	$	601	IDR	10,810,393	2	(3)
	09/2026		1,304	INR	125,647	16	0
	09/2026		100	MXN	1,730	0	(2)
	09/2026		20	PHP	1,236	0	0
	11/2026	COP	203,416	$	56	0	(2)
	04/2027	BRL	900		170	6	0
IND	07/2026	DKK	552		86	2	0
JPM	07/2026	AUD	1,419		993	10	0
	07/2026	BRL	10,791		2,064	0	(27)
	07/2026	ILS	1,687		565	0	(2)
	07/2026	INR	10,378		110	0	0
	07/2026	KRW	32,931		21	0	0
	07/2026	THB	999		30	0	0

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2026 (Unaudited)

	07/2026	TWD	634		20	0	0
	07/2026	$	271	AUD	380	0	(8)
	07/2026		2,104	BRL	10,791	0	(13)
	07/2026		992	GBP	739	0	(11)
	07/2026		325	HUF	99,412	0	(6)
	07/2026		38	IDR	688,685	0	0
	07/2026		484	ILS	1,362	0	(27)
	07/2026		110	INR	10,378	0	0
	07/2026		62	KRW	95,515	0	(1)
	07/2026		293	NOK	2,897	0	0
	07/2026		244	PLN	889	0	(8)
	07/2026		217	THB	7,239	1	0
	08/2026	HKD	10,165	$	1,299	1	0
	08/2026	ILS	3,799		1,307	29	0
	08/2026	NOK	2,898		293	0	0
	08/2026	$	992	AUD	1,419	0	(10)
	08/2026		127	INR	12,050	0	0
	09/2026	IDR	692,512	$	38	0	0
	09/2026	MXN	12,489		719	9	0
	09/2026	THB	15,776		482	6	(2)
	09/2026	TWD	36,440		1,151	10	0
	09/2026	$	826	INR	78,733	1	0
	09/2026		951	MXN	16,549	0	(11)
	10/2026	BRL	2,508	$	463	1	(13)
	04/2027		11,000		2,015	8	0
MBC	07/2026	AUD	816		571	7	(1)
	07/2026	CHF	3,153		4,014	114	(1)
	07/2026	COP	721,451		190	0	(20)
	07/2026	EUR	106		123	2	0
	07/2026	IDR	63,344		4	0	0
	07/2026	INR	11,947		126	0	0
	07/2026	JPY	143,626		904	21	0
	07/2026	KRW	7,292,638		4,811	96	0
	07/2026	NOK	2,159		233	15	0
	07/2026	$	342	AUD	496	1	0
	07/2026		170	DKK	1,117	0	0
	07/2026		45	IDR	812,618	0	0
	07/2026		195	INR	18,801	3	0
	07/2026		94	NOK	934	0	0
	07/2026		94	SEK	917	0	0
	08/2026	DKK	1,115	$	170	0	0
	08/2026	ILS	504		168	0	(1)
	08/2026	NOK	935		94	0	0
	08/2026	SEK	915		94	0	0
	08/2026	$	357	AUD	518	1	0
	08/2026		45	INR	4,268	0	0
	09/2026	THB	3,995	$	120	0	(1)
	09/2026	$	840	INR	80,432	5	(1)
MYI	07/2026		75	PLN	282	0	0
	09/2026	COP	523,198	$	150	0	0
NGF	07/2026	GBP	9		12	0	0
	07/2026	IDR	4,728,300		264	0	0
	07/2026	$	265	IDR	4,728,300	0	(1)
	07/2026		197	INR	18,976	3	0
	07/2026		30	TRY	1,410	0	0
	08/2026	SEK	102	$	11	0	0
	08/2026	$	11	GBP	9	0	0
	09/2026	IDR	4,754,817	$	265	1	0
	09/2026	$	82	IDR	1,463,989	0	(1)
SCX	07/2026	INR	9,369	$	99	0	0
	07/2026	$	749	CNY	5,115	2	0
	07/2026		89	IDR	1,597,338	0	0
	07/2026		260	INR	24,882	3	0
	08/2026	HKD	9,593	$	1,226	1	0
	08/2026	$	364	INR	34,894	3	0
	09/2026	IDR	5,368,692	$	297	0	(1)
	09/2026	THB	7,195		222	4	0
	09/2026	$	313	IDR	5,636,595	1	(1)
	09/2026		99	INR	9,432	0	0
SOG	07/2026	CNH	5,108	$	755	3	0
	07/2026	DKK	579		90	2	0
	07/2026	EUR	5,704		6,654	137	0
	07/2026	GBP	1,013		1,338	0	(6)
	07/2026	JPY	374,000		2,354	54	0
	07/2026	PEN	546		161	2	0
	07/2026	$	4,203	CHF	3,400	5	0
	07/2026		7,336	EUR	6,449	33	0
	07/2026		10	INR	944	0	0
	07/2026		160	PEN	546	0	(1)
	07/2026		3,990	SGD	5,167	4	0
	08/2026	CHF	3,388	$	4,203	0	(5)
	08/2026	EUR	6,449		7,346	0	(33)
	08/2026	SGD	5,155		3,990	0	(4)
	08/2026	$	394	BRL	2,059	2	0
	08/2026		1,338	GBP	1,013	6	0
	09/2026		161	PEN	546	0	(2)

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2026 (Unaudited)

SSB	07/2026	CHF	64	$	81	2	0
	07/2026	$	78	CAD	108	0	(2)
	07/2026		2,531	KRW	3,830,858	0	(54)
	07/2026		461	TWD	14,554	0	(4)
	08/2026		2,684	COP	10,239,248	279	0
	09/2026		336	IDR	5,973,831	0	(5)
UAG	07/2026	ILS	532	$	185	6	0
	07/2026	$	10	PLN	37	0	0
	09/2026	COP	25,653,581	$	6,692	0	(681)
	09/2026	THB	760		23	0	0

Total Forward Foreign Currency Contracts						$1,598	$(1,928)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS
Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC USD versus KRW	KRW	1,400.000	07/09/2026	2,291	$23	$0
	Put - OTC USD versus KRW		1,400.000	07/13/2026	109	1	0

						$24	$0

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.427%	03/20/2045	30,000	$3,116	$2,667
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.427	03/20/2045	30,000	3,116	3,434

							$6,232	$6,101

Total Purchased Options							$6,256	$6,101

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS
Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC USD versus KRW	KRW	1,350.000	07/09/2026	2,291	$(8)	$0
	Put - OTC USD versus KRW		1,350.000	07/13/2026	109	0	0

Total Written Options						$(8)	$0

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

								Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$974	$(29)	$30	$1	$0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	188	(12)	12	0	0
MYI	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	4,321	0	4	4	0
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	1,704	(49)	50	1	0

						$(90)	$96	$6	$0

TOTAL RETURN SWAPS ON INDEXES

										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
MBC	Receive	NDUEACWF Index	32,218	4.070% (SOFR plus a specified spread)	Monthly	09/23/2026	$19,994	$0	$(65)	$0	$(65)
	Receive	NDUEACWF Index	602	4.260% (SOFR plus a specified spread)	Monthly	07/07/2027	374	0	0	0	0

								$0	$(65)	$0	$(65)

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2026 (Unaudited)

TOTAL RETURN SWAPS ON SECURITIES

										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	MLPIREIL Index	87,258	4.360% (SOFR plus a specified spread)	Monthly	06/09/2027	$9,773	$0	$(73)	$0	$(73)
	Pay	MLPIREIS Index	87,502	4.160% (SOFR plus a specified spread)	Monthly	06/09/2027	9,102	0	(145)	0	(145)
FAR	Pay	Amazon.com,Inc.	73,910	5.660% (SOFR plus a specified spread)	Maturity	07/29/2026	17,198	0	(412)	0	(412)
JPM	Receive	JPACWILV Index	1,318,789	4.180% (FEDL01 plus a specified spread)	Monthly	10/07/2026	202,852	0	(49)	0	(49)
	Pay	Sky Works Solutions,Inc.	6,816	3.960% (SOFR plus a specified spread)	Monthly	10/29/2026	462	0	1	1	0
MYI	Pay	Fox Corp.	5,913	4.310% (SOFR plus a specified spread)	Monthly	06/16/2027	308	0	1	1	0
RBC	Pay	Kimberly -Clark Corp.	7,532	3.810% (SOFR plus a specified spread)	Monthly	11/06/2026	827	0	2	2	0
	Pay	Cintas Corp.	1,004	3.760% (SOFR plus a specified spread)	Monthly	03/12/2027	171	0	1	1	0
	Pay	Union Pacific Corp.	2,208	3.810% (SOFR plus a specified spread)	Monthly	03/24/2027	601	0	2	2	0
	Pay	NextEra Energy, Inc.	10,172	3.760% (SOFR plus a specified spread)	Monthly	05/19/2027	893	0	3	3	0

								$0	$(669)	$10	$(679)

Total Swap Agreements								$(90)	$(638)	$16	$(744)

(l)

Securities with an aggregate market value of $4,474 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2026.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2026 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$9	$0	$9
Industrials	0	368	0	368
Convertible Bonds & Notes
Banking & Finance	0	2	0	2
U.S. Government Agencies	0	67,146	0	67,146
U.S. Treasury Obligations	0	12,227	0	12,227
Non-Agency Mortgage-Backed Securities	0	6,425	0	6,425
Asset-Backed Securities
Automobile Sequential	0	353	0	353
Home Equity Other	0	7,926	0	7,926
Home Equity Sequential	0	4,192	0	4,192
Manufacturing House ABS Other	0	347	0	347
Whole Loan Collateral	0	1,977	0	1,977
Other ABS	0	2,901	0	2,901
Sovereign Issues	0	31,890	0	31,890
Common Stocks
Communication Services	1,666	0	0	1,666
Consumer Discretionary	18,243	0	0	18,243
Consumer Staples	984	0	0	984
Financials	520	0	0	520
Health Care	1,901	0	0	1,901
Industrials	1,432	0	0	1,432
Information Technology	1,209	0	0	1,209
Materials	220	0	0	220
Real Estate	2	0	0	2
Utilities	1,748	0	0	1,748
Exchange-Traded Funds	33,558	0	0	33,558
U.S. Government Agencies	0	0	0	0
Short-Term Instruments
Mutual Funds	0	174	0	174
U.S. Treasury Bills	0	6,416	0	6,416

	$61,483	$142,353	$0	$203,836
Investments in Affiliates, at Value
Mutual Funds	135,119	0	0	135,119
Short-Term Instruments
Central Funds Used for Cash Management Purposes	51,246	0	0	51,246

	$186,365	$0	$0	$186,365

Total Investments	$247,848	$142,353	$0	$390,201

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(15,449)	$0	$(15,449)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	174	559	0	733
Over the counter	0	7,715	0	7,715

	$174	$8,274	$0	$8,448
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(458)	(356)	0	(814)
Over the counter	0	(2,672)	0	(2,672)

	$(458)	$(3,028)	$0	$(3,487)

Total Financial Derivative Instruments	$(284)	$5,246	$0	$4,961

Totals	$247,564	$132,150	$0	$379,714

There were no significant transfers into or out of Level 3 during the period ended June 30, 2026.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Fund I, II, III, VII and VIII, Ltd., and PIMCO Capital Securities Fund (Cayman) Ltd., the Cayman Islands exempted companies, and MLM 766 LLC and MLM 700 LLC, the Delaware limited liability companies, (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the respective Funds listed below (“Consolidated Funds”) in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information (with respect to the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO TRENDS Managed Futures Strategy Fund and PIMCO Preferred and Capital Securities Fund) or Offering Memorandum and Offering Memorandum Supplement (with respect to the PIMCO Income Fund and PIMCO Total Return Fund). Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between each Consolidated Fund and its respective Subsidiary, comprising the entire issued share capital of the Subsidiary with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

Fund Name	Subsidiary	Date of Incorporation	Subsidiary % of Consolidated Fund Net Assets †
PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Cayman Commodity Fund III, Ltd.	04/14/2010	17.5%
PIMCO CommodityRealReturn Strategy Fund®	PIMCO Cayman Commodity Fund I, Ltd.	07/21/2006	19.5%
PIMCO Global Core Asset Allocation Fund	PIMCO Cayman Commodity Fund II, Ltd.	11/21/2008	1.0%
PIMCO Income Fund	MLM 766 LLC	04/30/2018	0.0%
PIMCO Inflation Response Multi-Asset Fund	PIMCO Cayman Commodity Fund VII, Ltd.	08/01/2011	31.0%
PIMCO Preferred and Capital Securities Fund	PIMCO Capital Securities Fund (Cayman) Ltd.	02/04/2015	17.6%
PIMCO Total Return Fund	MLM 700 LLC	05/07/2018	0.0%
PIMCO TRENDS Managed Futures Strategy Fund	PIMCO Cayman Commodity Fund VIII, Ltd.	09/06/2013	7.1%

†	A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Funds’ shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Notes to Financial Statements (Cont.)

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed-through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of June 30, 2026, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund may gain exposure to the commodities markets primarily through Index-linked notes and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index- linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on such rulings, the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Fund’s income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Fund is treated as qualifying dividends; and (iii) that income inclusion by a Fund of its Subsidiary’s earnings would be treated as other qualifying income if derived with respect to a Fund’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives and a Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its prospectus.

If, during a taxable year, a subsidiary incurs taxable losses (and other deductible items) exceeding its income and gains, the net loss will not pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as a deductible amount for Federal income tax purposes. Note that the loss from a subsidiary’s contemplated activities also cannot be carried forward to reduce future subsidiary income in subsequent years. However, if a subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as income for Federal income tax purposes.

To the extent a Fund invests in the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund, the Fund may be subject to additional tax risk.

Notes to Financial Statements (Cont.)

4. INVESTMENTS IN AFFILIATES

The Funds listed below invest substantially all or a significant portion of their assets in Institutional Class shares or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series, PIMCO ETF Trust and Private Account Portfolio Series affiliated open-end investment companies (the “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

PIMCO All Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$1,671,876	$107,035	$(404,311)	$56,674	$99,771	$1,531,045	$73,555	$0
PIMCO All Asset: Multi-Real Fund	2,048,955	103,228	(57,264)	7,494	43,445	2,145,858	79,069	0
PIMCO Emerging Markets Bond Fund	50,530	31,079	(5,603)	(43)	2,158	78,121	1,271	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	367,693	9,344	(38,719)	(981)	5,683	343,020	8,111	0
PIMCO Emerging Markets Local Currency and Bond Fund	800,678	132,117	(6,868)	(310)	25,187	950,804	15,469	0
PIMCO Extended Duration Fund	147,632	47,816	0	0	1,040	196,488	2,086	0
PIMCO Government Money Market Fund	59,218	161,628	(157,988)	0	(1)	62,857	523	0
PIMCO High Yield Fund	372,193	21,955	(32,539)	(394)	1,779	362,994	5,734	0
PIMCO High Yield Spectrum Fund	135,322	22,303	0	0	836	158,461	2,512	0
PIMCO Income Fund	130,177	11,593	(7,665)	(116)	1,117	135,106	1,761	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	311,653	82,362	(1,567)	(26)	5,675	398,097	3,374	0
PIMCO Investment Grade Credit Bond Fund	64,367	808	0	0	286	65,461	805	0
PIMCO Long Duration Total Return Fund	171,294	32,238	0	0	1,110	204,642	2,577	0
PIMCO Long-Term Real Return Fund	0	78,521	0	0	(1,258)	77,263	1,584	0
PIMCO Long-Term U.S. Government Fund	231,211	54,883	(1,123)	(34)	(478)	284,459	3,079	0
PIMCO Low Duration Fund	532,856	160,128	(116,207)	(484)	(1,649)	574,644	5,529	0
PIMCO RAE Emerging Markets Fund	245,841	14,839	(73,481)	16,417	(11,242)	192,374	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	338,210	64,481	(27,500)	1,495	(22,535)	354,151	16,776	0
PIMCO RAE International Fund	67,829	0	(15,389)	5,212	(5,300)	52,352	0	0
PIMCO RAE PLUS EMG Fund	98,005	5,692	0	0	788	104,485	5,691	0
PIMCO RAE PLUS International Fund	99,691	6,595	0	0	(4,200)	102,086	6,595	0
PIMCO RAE US Fund	107,664	0	(10,320)	686	13,671	111,701	0	0
PIMCO RAE US Small Fund	157,156	0	(47,981)	8,055	20,201	137,431	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	333,512	74,529	(23,658)	(642)	(36,523)	347,218	6,412	0
PIMCO Real Return Fund	105,051	33,553	(31,235)	425	(1,296)	106,498	2,178	0
PIMCO RealEstateRealReturn Strategy Fund	185,890	1,411	(6,713)	106	20,822	201,516	1,411	0
PIMCO Total Return Fund	700,111	143,869	(75,680)	(359)	1,352	769,293	8,765	0
PIMCO TRENDS Managed Futures Strategy Fund	417,122	6,064	(39,730)	111	1,098	384,665	4,873	0
Totals	$9,951,737	$1,408,071	$(1,181,541)	$93,286	$161,537	$10,433,090	259,740	$0

Notes to Financial Statements (Cont.)

PIMCO All Asset All Authority Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-Real Fund	$120,856	$4,381	$(9,897)	$1,977	$1,266	$118,583	$4,380	$0
PIMCO All Authority: Multi-RAE PLUS Fund	140,785	4,599	(62,668)	11,647	1,444	95,807	4,450	0
PIMCO CommoditiesPLUS® Strategy Fund	0	16,370	(137)	(6)	(2,388)	13,839	1,307	0
PIMCO CommodityRealReturn Strategy Fund®	21,235	2,434	(9,347)	1,560	(3,250)	12,632	965	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	49,142	1,058	(7,533)	174	481	43,322	1,059	0
PIMCO Emerging Markets Local Currency and Bond Fund	107,941	11,932	(1,738)	(60)	3,379	121,454	2,053	0
PIMCO Extended Duration Fund	16,493	5,502	(596)	(24)	138	21,513	231	0
PIMCO Government Money Market Fund	9,564	47,400	(47,211)	0	0	9,753	81	0
PIMCO High Yield Fund	68,025	1,962	(6,554)	(80)	338	63,691	1,032	0
PIMCO High Yield Spectrum Fund	24,645	4,273	(809)	(15)	168	28,262	453	0
PIMCO Income Fund	11,467	809	(672)	(1)	88	11,691	158	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	86,900	16,984	(2,868)	(62)	1,574	102,528	938	0
PIMCO Investment Grade Credit Bond Fund	5,859	73	(230)	(26)	52	5,728	72	0
PIMCO Long Duration Total Return Fund	18,578	4,583	(632)	(10)	143	22,662	275	0
PIMCO Long-Term Credit Bond Fund	0	5,435	0	0	28	5,463	45	0
PIMCO Long-Term Real Return Fund	14,075	6,054	(100)	0	(292)	19,737	601	0
PIMCO Long-Term U.S. Government Fund	25,311	2,224	(1,815)	(70)	(24)	25,626	311	0
PIMCO Low Duration Fund	178,455	33,260	(24,422)	(56)	(712)	186,525	1,873	0
PIMCO RAE Emerging Markets Fund	20,782	1,436	(14,743)	5,468	(4,697)	8,246	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	42,191	8,383	(3,789)	173	(2,823)	44,135	2,101	0
PIMCO RAE International Fund	3,965	0	(2,099)	768	(729)	1,905	0	0
PIMCO RAE PLUS EMG Fund	10,368	582	(511)	107	18	10,564	582	0
PIMCO RAE PLUS International Fund	13,538	684	(3,492)	1,314	(1,552)	10,492	684	0
PIMCO RAE US Small Fund	13,233	0	(7,302)	889	1,192	8,012	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,254	8,908	(2,247)	3	(4,683)	43,235	804	0
PIMCO Real Return Fund	20,539	9,293	(1,652)	41	(352)	27,869	566	0
PIMCO RealEstateRealReturn Strategy Fund	78,564	8,349	(7,364)	243	9,166	88,958	625	0
PIMCO Total Return Fund	164,974	13,647	(11,374)	(36)	253	167,464	1,990	0
PIMCO TRENDS Managed Futures Strategy Fund	58,113	632	(9,324)	(43)	255	49,633	632	0
Totals	$1,366,852	$221,247	$(241,126)	$23,875	$(1,519)	$1,369,329	$28,268	$0

Notes to Financial Statements (Cont.)

PIMCO Emerging Markets Full Spectrum Bond Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Bond Fund	$11,266	$186	$0	$0	$319	$11,771	$187	$0
PIMCO Emerging Markets Corporate Bond Fund	44,502	748	0	0	637	45,887	748	0
PIMCO Emerging Markets Local Currency and Bond Fund	71,853	9,991	(16,724)	(311)	2,519	67,327	1,404	0
PIMCO Short-Term Floating NAV Portfolio III	21,175	50,835	(67,900)	2	1	4,113	37	0
Totals	$148,796	$61,760	$(84,624)	$(309)	$3,476	$129,098	$2,376	$0

PIMCO Global Core Asset Allocation Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Income Fund	$33,008	$444	$0	$0	$246	$33,698	$444	$0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	65,566	1,208	0	0	1,023	67,797	652	0
PIMCO Short Asset Portfolio	73,246	700	(36,586)	166	79	37,605	704	0
PIMCO Short-Term Floating NAV Portfolio III	18,915	104,694	(109,972)	4	0	13,641	194	0
PIMCO Total Return Fund	33,184	402	0	0	38	33,624	404	0
Totals	$223,919	$107,448	$(146,558)	$170	$1,386	$186,365	$2,398	$0

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Commodity Strategy Active Exchange-Traded Fund	$96,072	$0	$0	$0	$(4,763)	$91,309	$566	$0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	134,702	3,172	0	0	1,770	139,644	3,170	0
PIMCO Short-Term Floating NAV Portfolio III	4,843	224,779	(217,500)	0	0	12,122	80	0
Totals	$235,617	$227,951	$(217,500)	$0	$(2,993)	$243,075	$3,816	$0

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Moderate Duration Fund	$102,918	$0	$0	$0	$(457)	$102,461	$1,203	$0
PIMCO Total Return Fund II	34,741	0	0	0	(154)	34,587	406	0

Notes to Financial Statements (Cont.)

PIMCO Preferred And Capital Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$43,593	$0	$0	$0	$583	$44,176	$645	$0

PIMCO Senior Loan Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$83,826	$27,867	$0	$0	$(202)	$111,491	$2,082	$0
PIMCO Total Return Fund	28,966	0	0	0	(41)	28,925	651	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$94,026	$1,023	$0	$0	$336	$95,385	$1,023	$0
PIMCO Dynamic Bond Fund	129,733	1,411	0	0	464	131,608	1,411	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	57,576	626	0	0	206	58,408	626	0
PIMCO Emerging Markets Local Currency and Bond Fund	36,085	392	0	0	129	36,606	392	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	0	38,021	0	0	92	38,113	215	0
PIMCO High Yield Fund	0	321,064	0	0	1,104	322,168	3,193	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	767,381	777,777	(771,073)	(8,354)	10,627	776,358	7,788	0
PIMCO Low Duration Credit Fund	0	12,903	(1,478)	4	39	11,468	123	0
PIMCO Low Duration Fund	767,068	8,345	0	0	2,744	778,157	8,342	0
PIMCO Low Duration Fund II	38,859	423	0	0	139	39,421	423	0
PIMCO Low Duration Opportunities Fund	4,598	50	0	0	16	4,664	50	0
PIMCO RAE Fundamental Advantage PLUS Fund	28,755	29,365	(58,191)	48	23	0	199	0
PIMCO RAE PLUS EMG Fund	36,990	10,221	(18,228)	26	110	29,119	421	0
PIMCO RAE PLUS Fund	167,195	33,871	(201,726)	877	(217)	0	1,990	0
PIMCO RAE PLUS International Fund	25,098	7,381	(14,437)	19	70	18,131	282	0
PIMCO RAE PLUS Small Fund	31,221	339	0	0	112	31,672	340	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,911	102	(40,866)	(3)	37	1,181	106	0
PIMCO Short Asset Investment Fund	190,609	1,945	(65,000)	205	438	128,197	1,952	0

Notes to Financial Statements (Cont.)

PIMCO Short-Term Fund	478,681	5,209	0	0	1,712	485,602	5,206	0
PIMCO StocksPLUS® Absolute Return Fund	185,743	1,352	(187,721)	491	135	0	1,908	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	173,054	74,318	0	0	685	248,057	2,122	0
PIMCO StocksPLUS® International Fund (Unhedged)	19,423	12,445	(16,980)	22	57	14,967	250	0
PIMCO StocksPLUS® Short Fund	10,947	107	(3,094)	5	31	7,996	108	0
PIMCO StocksPLUS® Small Fund	14,302	155	0	0	51	14,508	156	0
PIMCO Total Return Fund	2,477,176	26,951	0	0	8,861	2,512,988	26,940	0
PIMCO TRENDS Managed Futures Strategy Fund	608,464	76,765	(62,000)	(6)	2,181	625,404	6,770	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO California Intermediate Municipal Bond Fund	$18,811	$45,332	$(58,500)	$1	$2	$5,646	$134	$0
PIMCO California Municipal Bond Fund	37,871	71,145	(103,500)	10	(3)	5,523	151	0
PIMCO California Municipal Opportunistic Value Fund	5,578	32,953	(32,500)	(1)	2	6,032	53	0
PIMCO California Short Duration Municipal Income Fund	21,277	70,884	(66,100)	1	2	26,064	184	0
PIMCO CommoditiesPLUS® Strategy Fund	603,347	283,239	(363,900)	(14)	107	522,779	5,601	0
PIMCO CommodityRealReturn Strategy Fund®	15,201	970,209	(846,500)	(16)	12	138,906	787	0
PIMCO Credit Opportunities Bond Fund	82,733	89,775	(149,000)	(12)	12	23,508	287	0
PIMCO Diversified Income Fund	193,465	278,731	(259,500)	100	(69)	212,727	1,626	0
PIMCO Dynamic Bond Fund	417,305	156,131	(555,400)	160	(161)	18,035	1,106	0
PIMCO Emerging Markets Bond Fund	118,900	311,993	(311,900)	(1)	22	119,014	996	0
PIMCO Emerging Markets Corporate Bond Fund	3,234	8,833	(8,500)	0	0	3,567	32	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	16,428	59,249	(60,400)	1	2	15,280	152	0
PIMCO Emerging Markets Local Currency and Bond Fund	166,363	923,526	(940,200)	34	(4)	149,719	1,828	0
PIMCO Extended Duration Fund	6,348	264,742	(267,400)	0	0	3,690	42	0
PIMCO Global Advantage® Strategy Bond Fund	7,592	32,630	(25,400)	(1)	3	14,824	129	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	83,041	380,113	(201,600)	(6)	35	261,583	1,897	0
PIMCO GNMA and Government Securities Fund	351	146,658	(118,100)	2	3	28,914	159	0
PIMCO High Yield Fund	385,111	53,585	(384,054)	88	(99)	54,631	923	0
PIMCO High Yield Municipal Bond Fund	450,712	498,377	(722,000)	54	20	227,163	2,580	0
PIMCO High Yield Spectrum Fund	1,507	21,975	(5,900)	0	1	17,583	73	0
PIMCO Income Fund	505,044	10,621,091	(10,996,800)	(38)	(40)	129,257	2,413	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	430,647	3,771,299	(2,776,100)	201	106	1,426,153	7,735	0

Notes to Financial Statements (Cont.)

PIMCO International Bond Fund (Unhedged)	31,238	237,056	(171,100)	(2)	16	97,208	742	0
PIMCO Investment Grade Credit Bond Fund	4,023	867,160	(870,800)	9	0	392	165	0
PIMCO Long Duration Total Return Fund	667	203,357	(203,900)	4	0	128	60	0
PIMCO Long-Term Credit Bond Fund	20,304	343,281	(363,500)	(6)	0	79	71	0
PIMCO Long-Term Real Return Fund	21,023	41,025	(61,200)	(1)	4	851	28	0
PIMCO Long-Term U.S. Government Fund	85	106,728	(106,700)	3	0	116	24	0
PIMCO Low Duration Credit Fund	12,522	3,005	(14,092)	(1)	0	1,434	14	0
PIMCO Low Duration Fund	66,300	298	(66,603)	5	0	0	348	0
PIMCO Low Duration Fund II	9,472	17,832	(24,700)	1	0	2,605	32	0
PIMCO Low Duration Income Fund	3,761,093	4,587,106	(4,225,218)	(194)	753	4,123,540	37,723	0
PIMCO Low Duration Opportunities Fund	22,369	6,066	(14,000)	(1)	3	14,437	165	0
PIMCO Moderate Duration Fund	66	1	0	0	0	67	1	0
PIMCO Mortgage Opportunities and Bond Fund	351,049	2,001,945	(2,207,000)	36	(23)	146,007	2,842	0
PIMCO Municipal Bond Fund	414,240	410,029	(815,700)	114	(59)	8,624	1,374	0
PIMCO National Intermediate Municipal Bond Fund	122,609	112,171	(232,900)	27	(15)	1,892	483	0
PIMCO National Municipal Opportunistic Value Fund	2,478	27,328	(28,200)	1	1	1,608	28	0
PIMCO New York Municipal Bond Fund	11,030	73,231	(68,500)	4	1	15,766	128	0
PIMCO Preferred and Capital Securities Fund	39,945	92,466	(97,700)	(1)	4	34,714	369	0
PIMCO RAE Fundamental Advantage PLUS Fund	16	0	0	0	0	16	0	0
PIMCO RAE PLUS EMG Fund	34	0	0	0	0	34	0	0
PIMCO RAE PLUS Fund	5,354	6	(5,300)	1	(1)	60	6	0
PIMCO RAE PLUS International Fund	26	0	0	0	1	27	0	0
PIMCO RAE PLUS Small Fund	22	0	0	0	0	22	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	94	1	0	0	0	95	1	0
PIMCO Real Return Fund	133,772	379,136	(500,000)	(3)	(11)	12,894	152	0
PIMCO RealEstateRealReturn Strategy Fund	6,522	108,633	(114,900)	3	0	258	32	0
PIMCO Short Asset Investment Fund	0	23,811	(23,700)	0	0	111	17	0
PIMCO Short Duration Municipal Income Fund	52,437	76,313	(122,400)	15	(9)	6,356	215	0
PIMCO Short-Term Fund	15	0	0	0	0	15	0	0
PIMCO StocksPLUS® Absolute Return Fund	53	1	0	0	0	54	1	0
PIMCO StocksPLUS® Fund	39,272	181,054	(211,900)	(8)	0	8,418	63	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	452,953	1,240,335	(1,436,200)	(98)	23	257,013	1,150	0
PIMCO StocksPLUS® International Fund (Unhedged)	46	0	0	0	1	47	0	0
PIMCO StocksPLUS® Long Duration Fund	8,747	125,126	(127,500)	(1)	0	6,372	25	0
PIMCO StocksPLUS® Short Fund	18,905	14,971	(33,300)	0	2	578	74	0
PIMCO StocksPLUS® Small Fund	46,201	252,107	(245,500)	1	0	52,809	632	0
PIMCO Total Return Fund	448,107	3,751,885	(3,216,500)	142	19	983,653	3,169	0
PIMCO Total Return Fund II	482	49,514	(47,600)	1	0	2,397	13	0

Notes to Financial Statements (Cont.)

PIMCO Total Return Fund IV	15,120	23,307	(22,100)	4	(1)	16,330	106	0
PIMCO TRENDS Managed Futures Strategy Fund	66,104	45,168	(111,216)	0	7	63	314	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended June 30, 2026 (amounts in thousands†, except number of shares).

PIMCO Income Fund

Security Name	Market Value at 03/31/2026	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 06/30/2026	Dividend Income	Shares Held at 06/30/2026
Clear Channel Outdoor Holdings, Inc.	$120,544	$0	$0	$0	$2,543	$123,087	$0	50,862,666
iHeartMedia, Inc. ‘A’	26,362	0	(4,656)	(21,338)	33,755	34,123	0	7,954,032
iHeartMedia, Inc. ‘B’	31,386	0	0	0	13,678	45,064	0	12,214,441
Sierra Hamilton Holder LLC	2	0	0	0	(1)	1	0	15,369,768
Westmoreland Mining LLC	1,925	671	0	0	(527)	2,069	0	788,065
Windstream Servcies LLC	57,557	0	0	0	12,825	70,382	0	6,136,182

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DBL	Deutsche Bank AG London	MYI	Morgan Stanley & Co. International PLC
BAR	Barclays PLC Corporate RRP/REPO trading	DEU	Deutsche Bank Securities, Inc.	NGF	Nomura Global Financial Products, Inc.
BBV	Banco Bilbao Vizcaya Madrid (Repo Only)	DUB	Deutsche Bank AG	NOM	Nomura Securities International, Inc.
BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	NXN	Natixis New York
BOA	Bank of America N.A.	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	RBC	Royal Bank of Canada
BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	RDR	RBC Capital Markets LLC
BOO	BoA Securities, Inc (Repo Only)	GSC	Goldman Sachs & Co. LLC	RYL	NatWest Markets Plc
BOS	BofA Securities, Inc.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BPG	BNP Paribas Securities Corp.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SBI	Citigroup Global Markets Ltd.
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SGY	Societe Generale, NY
BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SOG	Societe Generale Paris
BSN	The Bank of Nova Scotia - Toronto	MAA	Mizuho Capital Markets LLC	SSB	State Street Bank and Trust Co.
BSS	Banco Santander S.A.	MAC	Macquarie Bank Limited	STR	State Street FICC Repo
BUS	The Bank of Nova Scotia - Toronto	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
BYR	The Bank of Nova Scotia - Toronto	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank
CBK	Citibank N.A.	MFK	Barclays Capital, Inc.	UAG	UBS AG Stamford
CIB	Canadian Imperial Bank of Commerce	MSC	Morgan Stanley & Co. LLC.	UBS	UBS Securities LLC
CKL	Citibank N.A. London	MSR	Morgan Stanley & Co LLC FICC Repo	WAN	Wells Fargo Bank, N.A.- FICC Rep
CTR	Citigroup Global Markets, Inc.- FICC Rep	MYC	Morgan Stanley Capital Services LLC	WFS	Wells Fargo Securities, LLC

Currency Abbreviations:
ARS	Argentine Peso	HUF	Hungarian Forint	PLN	Polish Zloty
AUD	Australian Dollar	IDR	Indonesian Rupiah	PYG	Paraguayan Guarani
AZN	Azerbaijani Manat	ILS	Israeli Shekel	QAR	Qatari Riyal
BRL	Brazilian Real	INR	Indian Rupee	RON	Romanian New Leu
CAD	Canadian Dollar	JPY	Japanese Yen	RSD	Serbian Dinar
CHF	Swiss Franc	KES	Kenyan Schilling	SAR	Saudi Riyal
CLP	Chilean Peso	KRW	South Korean Won	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	KWD	Kuwaiti Dinar	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	KZT	Kazakhstani Tenge	THB	Thai Baht
COP	Colombian Peso	LKR	Sri Lankan Rupee	TRY	Turkish New Lira
CRC	Costa Rican Colon	MNT	Mongolian Tugrik	TWD	Taiwanese Dollar
CZK	Czech Koruna	MXN	Mexican Peso	UGX	Ugandan Shilling
DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
DOP	Dominican Peso	NGN	Nigerian Naira	UYU	Uruguayan Peso
EGP	Egyptian Pound	NOK	Norwegian Krone	UZS	Uzbekistani Sum
EUR	Euro	NZD	New Zealand Dollar	VND	Vietnamese Dong
GBP	British Pound	PEN	Peruvian New Sol	ZAR	South African Rand
GHS	Ghanaian Cedi	PHP	Philippine Peso	ZMW	Zambian Kwacha
HKD	Hong Kong Dollar	PKR	Pakistani Rupee

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	LME	London Metal Exchange
CBOT	Chicago Board of Trade	FTSE	Financial Times Stock Exchange	NYBOT	New York Board of Trade
CME	Chicago Mercantile Exchange	ICE	IntercontinentalExchange®	NYMEX	New York Mercantile Exchange
COMEX	Commodity Exchange, Inc.	KCBT	Kansas City Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:					8840%sxsv
ABX.HE	Asset-Backed Securities Index - Home Equity	CSIXTR	Credit Suisse U.S. Dollar Total Return Index	NDDUWXUS	MSCI Daily TR Net World Ex USA Index
BACVWSAV	BofA Merrill Lynch Basket Excess Return Strategy Index	DWRTFT	Dow Jones Wilshire REIT Total Return Index	NDUEACWF	MSCI ACWI Index Future
BBSW3M	3 Month Bank Bill Swap Rate	ERADXULN	RAE Fundamental International Large Net Total Return Index	NDUEEGF	iShares MSCI Emerging Markets ETF
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	ERAEMLN	RAE Fundamental Emerging Markets Net Total Return Index	PIMCODB	PIMCO Custom Commodity Basket
BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	ERAEMLT	eRAFI Emerging Markets Strategy Index	PIMCODBU	PIMCO Custom Commodity Basket
BCOMIN	Bloomberg Industrial Metals Subindex	ERAUSLT	eRAFI U.S. Large Strategy Index	primex	Prime Mortgage-Backed Securities Index - Adjustable Rate Mortgage
BCOMPR	Bloomberg Precious Metals Sub-Index	ERAUSST	eRAFI U.S. Small Strategy Index	RALVEIEN	RAE Emerging Markets Low Volatility Equity Income Index
BCOMTR	Bloomberg Commodity Index Total Return	EUR003M	3 Month EUR Swap Rate	RALVEIIN	RAE International Net Low Volatility Equity Income Index
BCOMTR1	Bloomberg Custom Commodity Index	EUR006M	6 Month EUR Swap Rate	RALVEIIT	RAE International Low Volatility Equity Income Total Return Index
BCOMTR2	Bloomberg Custom Commodity Index	FEDL01	Federal funds effective rate	RALVEIUT	RA U.S. Low Volatility Equity Income Total Return Index
BISTREFI	Turkish Lira Overnight Reference Rate	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	RBCACS0T	Custom Commodity Forward Index
BNMMDTSC	Dreyfus Treasury Securites Cash Management Fund Yield	FRCPXTOB	France Consumer Price ex-Tobacco Index	RBCACST0	Custom Commodity Forward Index
BOBL	Bundesobligation, the German word for federal government bond	GOLDLNPM	London Gold Market Fixing Ltd. PM	RU20INTR	Russell 2000 Total Return Index

BP0003M	3 Month GBP-LIBOR	GSMMUSTF	Goldman Sachs Money Market US Treasury Fund Index	S&P 500	Standard & Poor’s 500 Index
Brent	Brent Crude	GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index	SFE	Sydney Futures Exchange
BRMMUSDF	BlackRock Money Market US Treasury Fund Index	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SIBCSORA	Singapore Overnight Rate Average
CAONINDX	Bloomberg CORRA Compounded Index	HSMMUSTF	HSBC UST Money Market Yield	SOFR	Secured Overnight Financing Rate
CAONREPO	Canadian Overnight Repo Rate Average	IBR	Indicador Bancario de Referencia	SOFRINDX	Secured Overnight Financing Rate Index
CDX.EM	Credit Derivatives Index - Emerging Markets	IBXXLLTR	iBoxx USD Liquid Leveraged Loan Index	SONIA	Sterling Overnight Interbank Average Rate
CDX.HY	Credit Derivatives Index - High Yield	JMABFNJ2	J.P. Morgan Custom Commodity Index	SONIA3M IR	Sterling Overnight Index Average 3 Month Index Rate
CDX.IG	Credit Derivatives Index - Investment Grade	JMABNIC5	J.P. Morgan Custom Commodity Index	SONIO	Sterling Overnight Interbank Average Rate
CIXBSTR3	Custom Commodity Index	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	SPGCINP	S&P GSCI Industrial Metals ER
CMBX	Commercial Mortgage-Backed Index	JPACWILV	J.P. Morgan Custom Equity Index	SRFXON3	Swiss Overnight Rate Average (6PM)
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	JY0003M	3 Month JPY-LIBOR	TSFR1M	Term SOFR 1-Month
CNREPOFIX	China Fixing Repo Rates 7-Day	MLPIREIL	Merrill Lynch Custom Equity Index	TSFR3M	Term SOFR 3-Month
CORRA	Canadian Overnight Repo Rate Average	MLPIREIS	Merrill Lynch Custom Equity Index	TSFR6M	Term SOFR 6-Month
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	MSMMUSTF	MSILF Money Market US Treasury Fund Index	UKRPI	United Kingdom Retail Prices Index
CPI	Consumer Price Index	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	ULSD	Ultra-Low Sulfur Diesel
CPTFEMU	Eurozone HICP ex-Tobacco Index	MUTKCALM	Tokyo Overnight Average Rate	US0003M	ICE 3-Month USD LIBOR
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	NDDUEAFE	MSCI EAFE Index	WIRON	Warsaw Interbank Offered Rate

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	CNTY	County Guaranteed	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.	FHLMC	Federal Home Loan Mortgage Corp.	Q-SBLF	Qualified School Bond Loan Fund
BAM	Build America Mutual Assurance	FNMA	Federal National Mortgage Association	SGI	Syncora Guarantee, Inc.
CM	California Mortgage Insurance	GNMA	Government National Mortgage Association

Other Abbreviations:
ABS	Asset-Backed Security	JIBAR	Johannesburg Interbank Agreed Rate	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	JSC	Joint Stock Company	RMBS	Residential Mortgage-Backed Security
BABs	Build America Bonds	KLIBOR	Kuala Lumpur Interbank Offered Rate	SPDR	Standard & Poor’s Depositary Receipts
BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	MIBOR	Mumbai Interbank Offered Rate	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	MSCI	Morgan Stanley Capital International	TBD%	Interest rate to be determined when loan settles or at the time of funding
CDO	Collateralized Debt Obligation	NIBOR	Norwegian Interbank Offered Rate	TELBOR	Tel Aviv Inter-Bank Offered Rate
CHILIBOR	Chile Interbank Offered Rate	OAT	Obligations Assimilables du Trésor	THBFIX	Thai Baht Floating-Rate Fix
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	THB-THOR	Thai Overnight Repurchase Rate
CMBS	Collateralized Mortgage-Backed Security	PIK	Payment-in-Kind	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
DAC	Designated Activity Company	PRIBOR	Prague Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending	WTI	West Texas Intermediate
HIBOR	Hong Kong Interbank Offered Rate	REIT	Real Estate Investment Trust